Leases (Details) - Schedule of right of use assets - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Schedule of right of use assets [Abstract]
Cost, Beginning	$ 36,909	$ 36,909
Cost,Additions	20,531
Cost, Disposals	(17,861)
Cost, Ending	39,579	36,909
Accumulated depreciation, Beginning	(13,098)
Accumulated depreciation, Depreciation expense	(12,734)	(13,098)
Accumulated depreciation, Eliminated on disposals	11,135
Accumulated depreciation,Ending	$ (14,697)	$ (13,098)